Note 28 Retained Earnings And Other Reserves (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Retained earnings and other reserves [Line Items]
Statutory reserve		€ 653	€ 653	€ 653
Restricted reserves		761	120	124
Voluntary reserves	[1]	3,994	8,117	8,331
Total reserves holding company		5,409	8,890	9,108
Consolidation reserves attributed to the bank and subsidiary consolidated companies		24,575	21,454	20,161
Total retained earnings revaluation reserves and other reserves		€ 29,984	€ 30,344	€ 29,269

[1]	(*) The variation in 2021 is mainly due to the allocation of earnings of BBVA, S.A. and the share repurchase program (see Note 4)